Provisions for legal proceedings - Additional Information (Detail) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 07, 2015 Lawsuits	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) Lawsuits	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of non-current liabilities for legal proceedings [line items]
Judicial deposits		$ 5,582	$ 6,711	$ 5,582	$ 3,999
Number of lawsuits filed | Lawsuits	5		33
Action Settlement amount			$ 2,950
Action Settlement amount including tax		3,449
Non-current receivables		21,450	22,059	21,450
PIS and COFINS [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Non-current receivables		$ 944	810	944
Individual Action [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			456
Other income and expense [member] | Individual Action [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			8	$ 76	$ 372
First Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			983
Second Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			984
Rio de Janeiro [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Judicial deposits			$ 1,883